Summary of Significant Accounting Policies - Loss per share, Warrants and Options expirations (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 28, 2023	Jan. 02, 2022	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	8,904,503	312,099	355,542	525,470
Weighted average exercise price, outstanding warrants	$ 1.50	$ 36.12
Weighted average exercise price, outstanding options	24.83	34.49	$ 27.56	$ 37.12			$ 44.41
Common Stock Warrants, Number Of Expirations					667	217,880
Weighted Average
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Conversion price	$ 1.39	$ 61.50
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	6,538,500	3,992	667	221,872
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	206,589	145,505	192,273	140,996
Convertible debt securities
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded	2,159,414	162,602	162,602	162,602